Unaudited Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
OPERATING ACTIVITIES
Net income	$ 65,939	$ 26,048
Non-cash items:
Unrealized loss (gain) on derivative instruments (note 10)	15,647	(3,776)
Depreciation and amortization	49,306	44,520
Unrealized foreign currency exchange loss	(4,670)	29,730
Equity based compensation	22	165
Equity income	(28,134)	(11,504)
Amortization of deferred debt issuance costs and other	243	1,512
Change in operating assets and liabilities	(6,733)	17,023
Accrued interest	124	186
Expenditures for dry docking	(2,972)	(7,185)
Net operating cash flow	88,772	96,719
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	395,352	100,640
Debt issuance costs	(1,808)
Scheduled repayments of long-term debt	(42,200)	(38,129)
Prepayments of long-term debt	(119,274)	(173,000)
Scheduled repayments of capital lease obligations and other long-term liabilities	(5,040)	(4,983)
Proceeds from follow-on offering net of offering costs		161,682
Advances to and from affiliates	(3,600)	1,443
Increase in restricted cash	(30,511)	(3,227)
Cash distributions paid	(93,636)	(78,238)
Purchase of Skaugen Multigas Subsidiary		(55,313)
Repayment of joint venture partners' advances		(59)
Other	(50)	(128)
Net financing cash flow	99,233	(89,312)
INVESTING ACTIVITIES
Purchase of equity investment in MALT LNG Carriers (note 13)	(150,999)
Purchase of equity investment in the fourth Angola LNG Carrier (note 9d)	(19,068)
Receipts from direct financing leases	2,992	2,867
Expenditures for vessels and equipment	(1,010)	(16,821)
Repayments from joint venture	830
Other	539
Net investing cash flow	(166,716)	(13,954)
Increase (decrease) in cash and cash equivalents	21,289	(6,547)
Cash and cash equivalents, beginning of the period	93,627	81,055
Cash and cash equivalents, end of the period	$ 114,916	$ 74,508